Pension Plans (Details) - Schedule of Plan Associated Expenses - Other post-employment benefit plans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Pension Plans (Details) - Schedule of Plan Associated Expenses [Line Items]
Current period service expenses	$ 1,250	$ 356	$ (873)
Interest cost
Expected yield from plan’s assets	539	211	(640)
Extraordinary allocations
Actuarial (gain)/ losses recorded in the period
Past service cost
Other
Total	$ 1,789	$ 567	$ (1,513)